Segment and Geographical Information - Summary of Long-lived Assets by Geographic Location (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Long lived assets	$ 273,573	$ 129,063
Long lived assets percentage	100.00%	100.00%
Canada
Disclosure of geographical areas [line items]
Long lived assets	$ 154,251	$ 62,172
Long lived assets percentage	56.40%	48.20%
U.S.
Disclosure of geographical areas [line items]
Long lived assets	$ 118,023	$ 65,784
Long lived assets percentage	43.10%	51.00%
International
Disclosure of geographical areas [line items]
Long lived assets	$ 1,299	$ 1,107
Long lived assets percentage	0.50%	0.80%